13. Stock Compensation (June 2019) (Details - Option activity) - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018
Stock options issued	0
Options [Member]
Stock options outstanding, beginning balance		1,184,000	0
Stock options issued		674,999	1,259,000
Stock options exercised		0	0
Stock options expired		(32,500)	(75,000)
Stock options outstanding, ending balance		1,826,499	1,184,000
Stock options exercisable		165,625	100,000
Weighted average remaining life		9 years 8 months 5 days	9 years 8 months 5 days
Weighted average remaining life, issued		9 years 8 months 1 day
Weighted average remaining life, expired		9 years 5 months 1 day
Weighted average remaining life, outstanding		9 years 5 months 12 days
Weighted average remaining life, exercisable		9 years 1 month 10 days
Weighted average exercise price, outstanding		$ 1.15
Weighted average exercise price, issued		1.32
Weighted average exercise price, exercised
Weighted average exercise price, expired		1.14
Weighted average exercise price, outstanding		1.20	$ 1.15
Weighted average exercise price, exercisable		$ 1.12